FINANCE COSTS - Capitalisation Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range
Disclosure of attribution of expenses by nature to their function [line items]
Capitalization rate	1.32%	1.20%
Top of range
Disclosure of attribution of expenses by nature to their function [line items]
Capitalization rate	3.34%	3.34%